SCHEDULE OF INTANGIBLE ASSETS USEFUL LIFE (Details)	Mar. 31, 2025
Developed Games [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Developed Games [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Royalty [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Royalty [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	8 years
Copyrights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	8 years
Copyrights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years